Bank Loans (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Bank Loans [Line Items]
Bank loan interest expense	€ 157,432	€ 168,474
Unsecured bank loans	€ 6,700,000
Interest payable average rate	1.50%
Bank Loan [Member]
Bank Loans [Line Items]
Bank loan interest expense	€ 336	4,085
Line of Credit [Member]
Bank Loans [Line Items]
Bank loan interest expense	€ 34,056	€ 42,095